Financial Instrument Risks and Risk Management - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Apr. 16, 2021	Mar. 31, 2020
Disclosure of financial liabilities [line items]
Maximum exposure to credit risk	$ 354,600	$ 404,500
Draw down on Credit Facility	$ 0	379,680
Greenstone Gold Mines LP
Disclosure of financial liabilities [line items]
Percentage of voting equity interests acquired			10.00%
Currency risk | BRL
Disclosure of financial liabilities [line items]
Sensitivity analysis, change in variable	20.00%
Sensitivity analysis, impact on net income	$ 5,165
Currency risk | MXN
Disclosure of financial liabilities [line items]
Sensitivity analysis, change in variable	10.00%
Sensitivity analysis, impact on net income	$ 3,628
Currency risk | Brazil, Brazil Real and Mexico, Peso
Disclosure of financial liabilities [line items]
Sensitivity analysis, decrease in risk variable, impact on liabilities	1,500
Sensitivity analysis, decrease in risk variable, impact on net income	1,500
Sensitivity analysis, increase in risk variable, impact on liabilities	(2,300)
Sensitivity analysis, increase in risk variable, impact on net income	$ (2,300)
Other price risk | Marketable securities and warrants
Disclosure of financial liabilities [line items]
Sensitivity analysis, change in variable	10.00%
Sensitivity analysis, impact on net income	$ 2,300
Sensitivity analysis, impact on other comprehensive income	$ 8,700
Other price risk | Greenstone Gold Mines LP
Disclosure of financial liabilities [line items]
Sensitivity analysis, change in variable	10.00%
Sensitivity analysis, impact on net income	$ (10,500)
Floating interest rate | Interest rate risk
Disclosure of financial liabilities [line items]
Sensitivity analysis, change in variable	1.00%
Sensitivity analysis, impact on net income	$ 2,200
Revolving credit facility
Disclosure of financial liabilities [line items]
Maximum capacity				$ 130,000
Draw down on Credit Facility		$ 380,000
Bank of Nova Montreal Societe Generale and Ing Capital LLC | Revolving credit facility
Disclosure of financial liabilities [line items]
Maximum capacity				$ 400,000
Draw down on Credit Facility	$ 199,700